Other income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income [Line Items]
Proceeds from unsecured claims	$ 98,565	$ 635,075	$ 0
Interest and other income	117,280	71,774	73,304
Total other income	254,074	722,574	83,005
Management fees and other
Other Income [Line Items]
Management fees	$ 38,229	$ 15,725	$ 9,701